Consolidated Statements of Cash Flows (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net Loss (excluding discontinued operation)	¥ (127,317)	$ (18,144)	¥ (11,675)
Loss of discontinued operation			(91)
Adjustments to reconcile net income (loss) from operations to net cash used by operating activities
Depreciation and amortization	2,973	424	3,237
Share-based compensation and expenses	107,975	15,386
Deferred tax			(85)
Net changes in operating assets and liabilities:
Accounts receivable	(4,940)	(704)	12,179
Prepaid expenses and other current assets	(18,025)	(2,569)	(3,671)
Inventories	(1,545)	(220)	2,566
Accounts payable	22,017	3,137	(27,321)
Other payables and accrued liabilities	11,479	1,636	6,817
Related parties	6	1	5,485
Government grants	(906)	(129)	(302)
Income taxes payable	(59)	(8)
Other non-current assets			(222)
Net cash used in operating activities	(8,342)	(1,190)	(13,083)
Financing activities:
Proceeds from short-term borrowings	8,000	1,140	5,000
Proceeds from issuance of ordinary shares	35,088	5,000
Loan received from a shareholder			30,728
Repayment of loan from a shareholder			(4,100)
Repayment of short-term borrowings	(5,952)	(848)	(11,505)
Repayments of long-term borrowings			(540)
Net cash provided by financing activities	37,136	5,292	19,583
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(128)	(16)	1,527
Net increase in cash and cash equivalent and restricted cash	28,666	4,086	8,027
Cash and cash equivalents and restricted cash at beginning of period	77,179	10,997	72,434
Cash and cash equivalents and restricted cash at end of period	105,845	15,083	80,461
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)
Interest paid			¥ 2,464